INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of detailed information about fund manager contract intangible assets (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,666,265	S/ 1,464,372	S/ 1,342,890
Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	81,702	88,455
Credicorp Capital Colombia S.A. [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	42,352	47,886
Credicorp Capital Holding Chile - Inversiones IMT [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	34,997	S/ 40,569
Ultrasefinco S.A. [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 4,353